Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Cash Distributions
The following cash distributions were declared in the twelve months ended December 31, 2025:

Relevant period	Declaration date	Amount per share (in $)	Payment date
December 2024	January 7, 2025	0.005	February 5, 2025
January 2025	February 10, 2025	0.005	March 5, 2025
February 2025	March 6, 2025	0.005	April 22, 2025
March 2025	April 3, 2025	0.04	May 2, 2025
April 2025	May 7, 2025	0.025	June 3, 2025
May 2025	June 5, 2025	0.03	July 3, 2025
June 2025	July 8, 2025	0.05	August 5, 2025
July 2025	August 7, 2025	0.04	August 29, 2025
August 2025	September 4, 2025	0.10	September 25, 2025
September 2025	October 7, 2025	0.10	October 28, 2025
October 2025	November 5, 2025	0.07	November 24, 2025
November 2025	December 4, 2025	0.10	December 23, 2025